Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

As of June 30, 2025 and 2024, the Group has no operating lease commitment for more than 1 year.

For the years ended June 30, 2025 and 2024, rental expenses under operating leases were approximately nil and US$nil, respectively.

For the years ended June 30, 2025, the Group has $nil under lawsuit contingencies.